Comprehensive Income (Components Of Other Comprehensive Income Net Of Tax) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Comprehensive Income [Abstract]
Net income	$ 65.5	$ 191.6
Net change in fair value of derivatives	2.9	(1.4)
Reclassification of gains and losses on derivative instruments from other comprehensive income into net income	(0.8)	(1.3)
Net other comprehensive income (loss)	2.1	(2.7)
Comprehensive income	67.6	188.9
Comprehensive income attributable to noncontrolling interests	(0.9)	(1.8)
Comprehensive income attributable to Ensco	$ 66.7	$ 187.1